Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2019
Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding

The following table summarizes the notional and fair value amounts of derivative instruments outstanding as of March 31, 2018 and 2019. The fair values of derivatives are presented on a gross basis, derivative receivables and payables are not offset. In addition, they are not offset against the amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreements in the consolidated balance sheets, or the table below.

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2018	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	1,004,169	—	7,176	—	7,143
Foreign exchange contracts	155,832	2	2,695	—	2,382
Equity-related contracts	6,189	—	197	9	142
Credit-related contracts	2,708	—	18	—	21
Other contracts	335	—	23	—	19

Total	1,169,233	2	10,109	9	9,707

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2019	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	1,052,267	—	5,786	—	5,610
Foreign exchange contracts	166,383	—	1,959	—	1,758
Equity-related contracts	5,181	—	125	—	142
Credit-related contracts	2,939	—	18	—	17
Other contracts	438	—	16	—	14

Total	1,227,208	—	7,904	—	7,541

Notes:

(1)	Notional amount includes the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

Summary of Notional and Fair Value Amounts of Credit Derivatives

The following table summarizes the notional and fair value amounts of credit derivatives at March 31, 2018 and 2019:

	2018		2019
	Notional amount	Fair value	Notional amount	Fair value
	(in billions of yen)
Credit protection written:
Investment grade	1,105	15	1,266	12
Non-investment grade	197	4	199	3

Total	1,302	19	1,465	15

Credit protection purchased	1,541	(22)	1,628	(14)

Note:

The rating scale is based upon either the external ratings or the internal ratings of the underlying reference credit. The lowest investment grade rating is considered to be BBB-, while anything below or unrated is considered to be non-investment grade. Non-investment grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period

The following table shows the maximum potential amount of future payments for credit protection written by expiration period at March 31, 2018 and 2019:

	Maximum payout/Notional amount
	2018	2019
	(in billions of yen)
One year or less	329	326
After one year through five years	831	1,057
After five years	142	82

Total	1,302	1,465

Note:

The maximum potential amount of future payments is the aggregate notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the effect of any amounts that the Group may possibly collect on the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Quantitative Information about Derivative Instruments with Credit-risk-related Contingent Features

The following table shows the quantitative information about derivative instruments with credit-risk-related contingent features at March 31, 2018 and 2019:

	2018	2019
	(in billions of yen)
Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions	572	511
Collateral provided to counterparties in the normal course of business	593	489
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered (Note)	—	22

Note:	There was no amount that the Group would be required to post as collateral or settle immediately on March 31, 2018.

Not Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the fiscal years ended March 31, 2017, 2018 and 2019:

	Gains (losses) recorded in income
	2017	2018	2019
	(in millions of yen)
Interest rate contracts	(209,361)	(63,260)	127,242
Foreign exchange contracts	37,129	61,046	6,748
Equity-related contracts (1)	5,131	(94,607)	37,875
Credit-related contracts (2)	(6,694)	(2,830)	(467)
Other contracts	742	6,330	(1,455)

Total	(173,053)	(93,321)	169,943

Notes:

(1)	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is not included in the above table.
(2)

Amounts include the net loss of ¥7,594 million, ¥754 million and ¥736 million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2017, 2018 and 2019, respectively.

Fair Value Hedging | Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses information related to fair value hedges for the fiscal years ended March 31, 2017, 2018:

	Gains (losses) recorded in income
2017	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Equity-related contracts	(14,747)	11,393	—	(3,354)

Total	(14,747)	11,393	—	(3,354)

	Gains (losses) recorded in income
2018	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Equity-related contracts	(23,832)	19,631	—	(4,201)

Total	(23,832)	19,631	—	(4,201)

Net Investment Hedging | Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses information related to net investment hedges for the fiscal years ended March 31, 2017, 2018 and 2019:

	Gains (losses) recorded in income and other comprehensive income (“OCI”)
	2017		2018		2019
	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income
	(in millions of yen)
Financial instruments hedging foreign exchange risk	16,767	47	(30)	90	7,405	107

Total	16,767	47	(30)	90	7,405	107

Note:

Related to the effective portion of net investment hedges, gains of ¥41 million and ¥186 million were reclassified from Accumulated other comprehensive income to earnings for the fiscal years ended March 31, 2017 and 2019, respectively. No amount related to the effective portion of net investment hedges was reclassified from Accumulated other comprehensive income to earnings for the fiscal year ended March 31, 2018.